UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22022
Advent Claymore Convertible Securities and Income Fund II
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – January 31, 2016

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 15.2%
Consumer, Non-cyclical - 8.5%
Gilead Sciences, Inc.[1]	31,700	$2,631,099
Cigna Corp.[1]	19,181	2,562,582
GlaxoSmithKline plc ADR[1]	50,400	2,081,016
Bristol-Myers Squibb Co.	30,900	1,920,744
Biogen, Inc.*,1	6,000	1,638,360
Mylan N.V.*,1	25,500	1,343,595
Amgen, Inc.[1]	7,800	1,191,294
Olympus Corp.[1]	30,000	1,149,796
Incyte Corp.*,1	15,000	1,058,400
Roche Holding AG	4,000	1,030,205
Cempra, Inc.*,1	11,200	192,976
Total Consumer, Non-cyclical		16,800,067
Consumer, Cyclical - 2.3%
Target Corp.[1]	27,900	2,020,519
General Motors Co.[1]	32,800	972,192
Daimler AG — Class D1	12,046	836,285
Bayerische Motoren Werke AG1	8,400	696,779
Total Consumer, Cyclical		4,525,775
Financial - 1.4%
Unibail-Rodamco SE REIT[1]	5,580	1,400,778
Azimut Holding SpA[1]	66,000	1,381,886
Total Financial		2,782,664
Technology - 1.1%
Xilinx, Inc.[1]	42,400	2,131,448
Industrial - 1.0%
Deutsche Post AG,1	52,000	1,256,433
Koninklijke Philips N.V.[1]	28,512	755,705
Total Industrial		2,012,138
Communications - 0.9%
Time Warner, Inc.[1]	24,600	1,732,824
Total Common Stocks
(Cost $32,399,101)		29,984,916
CONVERTIBLE PREFERRED STOCKS† - 17.2%
Consumer, Non-cyclical - 6.8%
Teva Pharmaceutical Industries Ltd.
7.00% due 12/15/18*	6,215	6,071,061
Anthem, Inc.
5.25% due 05/01/18[1]	84,110	3,708,410
Allergan plc
5.50% due 03/01/18[1]	3,701	3,509,621
Total Consumer, Non-cyclical		13,289,092
Communications - 4.6%
Frontier Communications Corp.
11.13% due 06/29/18[1]	102,322	9,145,540
Total Communications		9,145,540
Financial - 4.2%
Wells Fargo & Co.
7.50%[1,2]	4,519	5,288,360
American Tower Corp.
5.25% due 05/15/17[1]	21,900	2,171,604
AMG Capital Trust II
5.15% due 10/15/37[1]	15,996	803,799
Total Financial		8,263,763
Utilities - 1.6%
Dominion Resources, Inc.
6.38% due 07/01/17[1]	44,111	2,194,964

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 17.2% (continued)
Utilities - 1.6% (continued)
NextEra Energy, Inc.
6.37% due 09/01/18[1]	17,432	$960,503
Total Utilities		3,155,467
Total Convertible Preferred Stocks
(Cost $36,308,430)		33,853,862
SHORT TERM INVESTMENTS† - 10.4%
Goldman Sachs Financial Prime Obligations - Administration Share Class
0.01%[3]	20,455,100	20,455,100
Total Short Term Investments
(Cost $20,455,100)		20,455,100

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 89.5%
Financial - 23.9%
Element Financial Corp.
4.25% due 06/30/20[1,4]	3,960,000 CAD	$2,757,719
5.13% due 06/30/19[1,4]	2,696,000 CAD	2,034,381
Azimut Holding SpA
2.13% due 11/25/20[1]	2,200,000 EUR	2,706,876
Forest City Realty Trust, Inc.
3.63% due 08/15/20	2,612,000	2,659,343
Conwert Immobilien Invest SE
4.50% due 09/06/18[1]	1,900,000 EUR	2,589,398
Colony Capital, Inc.
3.88% due 01/15/21[1]	2,748,000	2,416,523
Starwood Property Trust, Inc.
4.00% due 01/15/19[1]	1,993,000	2,002,965
China Overseas Finance Investment Cayman V Ltd.
0.00% due 01/05/23[5]	2,000,000	1,977,500
Fidelity National Financial, Inc.
4.25% due 08/15/18[1]	1,078,000	1,940,400
Magyar Nemzeti Vagyonkezelo Zrt
3.38% due 04/02/19[1]	1,500,000 EUR	1,822,063
Deutsche Wohnen AG
0.88% due 09/08/21[1]	1,200,000 EUR	1,749,025
Haniel Finance Deutschland GmbH
0.00% due 05/12/20[1,5]	1,600,000 EUR	1,737,772
Air Lease Corp.
3.88% due 12/01/18[1]	1,477,000	1,726,244
Aurelius SE
1.00% due 12/01/20	1,500,000 EUR	1,685,401
Baosteel Group Corp.
0.00% due 12/01/18[5]	1,728,000	1,628,640
AYC Finance Ltd.
0.50% due 05/02/19[1]	1,525,000	1,563,125
Criteria CaixaHolding S.A.
1.00% due 11/25/17[1]	1,400,000 EUR	1,503,508
Swiss Life Holding AG
0.00% due 12/02/20[5]	1,125,000 CHF	1,355,127
PRA Group, Inc.
3.00% due 08/01/20[1]	1,722,000	1,352,846
BNP Paribas S.A.
0.25% due 09/27/16[1]	1,200,000 EUR	1,316,248

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 89.5% (continued)
Financial - 23.9% (continued)
Extra Space Storage, LP
3.13% due 10/01/35[1,4]	1,131,000	$1,266,720
Hansteen Jersey Securities Ltd.
4.00% due 07/15/18	800,000 EUR	1,177,530
Beni Stabili SpA
2.63% due 04/17/19	900,000 EUR	1,112,618
Radian Group, Inc.
2.25% due 03/01/19[1]	912,000	994,080
IMMOFINANZ AG
4.25% due 03/08/18	190,000 EUR	871,083
British Land Co. plc
1.50% due 09/10/17	500,000 GBP	812,588
Haitong International Securities Group, Ltd.
1.25% due 11/04/19[1]	7,000,000 HKD	811,595
LEG Immobilien AG
0.50% due 07/01/21	500,000 EUR	775,938
Unite Jersey Issuer Ltd.
2.50% due 10/10/18[1]	400,000 GBP	755,351
Total Financial		47,102,607
Consumer, Non-cyclical - 14.7%
Jarden Corp.
1.13% due 03/15/34[1]	2,776,000	3,249,654
Molina Healthcare, Inc.
1.63% due 08/15/44[1]	1,992,000	2,289,555
HealthSouth Corp.
2.00% due 12/01/43[1]	1,873,000	2,026,352
Euronet Worldwide, Inc.
1.50% due 10/01/44[1]	1,528,000	1,901,405
Hologic, Inc.
0.00% due 12/15/43[1,6,7]	900,000	1,098,563
2.00% due 03/01/42[6,8]	608,000	747,840
Brookdale Senior Living, Inc.
2.75% due 06/15/18[1]	1,796,000	1,736,508
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1]	1,878,000	1,676,115
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	1,479,000	1,638,917
DP World Ltd.
1.75% due 06/19/24[1]	1,600,000	1,544,000
Qiagen N.V.
0.88% due 03/19/21[1]	1,400,000	1,510,949
Wright Medical Group, Inc.
2.00% due 02/15/20[1,4]	1,330,000	1,265,994
Ablynx N.V.
3.25% due 05/27/20[1]	900,000 EUR	1,213,118
Jazz Investments I Ltd.
1.88% due 08/15/21[1]	1,180,000	1,205,812
J Sainsbury plc
1.25% due 11/21/19	700,000 GBP	1,023,732
NuVasive, Inc.
2.75% due 07/01/17[1]	780,000	955,013
Horizon Pharma Investment Ltd.
2.50% due 03/15/22[1,4]	1,035,000	910,801
Illumina, Inc.
0.50% due 06/15/21[1]	827,000	904,531

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 89.5% (continued)
Consumer, Non-cyclical - 14.7% (continued)
Gilead Sciences, Inc.
1.63% due 05/01/16[1]	239,000	$881,164
Macquarie Infrastructure Company LLC
2.88% due 07/15/19[1]	627,000	686,173
Array BioPharma, Inc.
3.00% due 06/01/20[1]	552,000	453,675
Total Consumer, Non-cyclical		28,919,871
Technology - 14.1%
Intel Corp.
2.95% due 12/15/35[1]	2,139,000	2,625,623
Microchip Technology, Inc.
1.63% due 02/15/25[1,4]	2,652,000	2,562,495
Synchronoss Technologies, Inc.
0.75% due 08/15/19[1]	2,418,000	2,310,701
Cornerstone OnDemand, Inc.
1.50% due 07/01/18[1]	2,065,000	1,988,853
Lam Research Corp.
0.50% due 05/15/16[1]	1,702,000	1,961,555
Verint Systems, Inc.
1.50% due 06/01/21[1]	1,925,000	1,766,187
Capital Gemini S.A.
0.00% due 01/01/19[1,5]	18,000 EUR	1,763,633
Red Hat, Inc.
0.25% due 10/01/19[1]	1,396,000	1,662,113
ServiceNow, Inc.
0.00% due 11/01/18[1,5]	1,498,000	1,620,649
Proofpoint, Inc.
0.75% due 06/15/20[1,4]	1,629,000	1,532,278
NVIDIA Corp.
1.00% due 12/01/18[1]	1,015,000	1,530,113
Ingenico Group
0.00% due 06/26/22[5]	753,200 EUR	1,464,473
Citrix Systems, Inc.
0.50% due 04/15/19[1]	1,267,000	1,341,436
ON Semiconductor Corp.
1.00% due 12/01/20[1,4]	1,250,000	1,109,375
Akamai Technologies, Inc.
0.00% due 02/15/19[1,5]	1,040,000	974,355
BroadSoft, Inc.
1.00% due 09/01/22[1,4]	857,000	902,528
Micron Technology, Inc.
3.00% due 11/15/43[1]	1,077,000	761,304
Total Technology		27,877,671
Consumer, Cyclical - 13.0%
Steinhoff Finance Holdings GmbH
4.00% due 01/30/21[1]	1,700,000 EUR	2,476,406
1.25% due 08/11/22	800,000 EUR	834,260
Iconix Brand Group, Inc.
2.50% due 06/01/16[1]	3,475,000	3,112,297
International Consolidated Airlines Group S.A.
0.63% due 11/17/22	2,500,000 EUR	2,581,230
Sony Corp.
0.00% due 09/30/22[5]	265,000,000 JPY	2,191,642

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 89.5% (continued)
Consumer, Cyclical - 13.0% (continued)
Iida Group Holdings Co. Ltd
0.00% due 06/18/20[5]	210,000,000 JPY	$1,908,066
Resorttrust, Inc.
0.00% due 12/01/21[5]	190,000,000 JPY	1,787,944
Fiat Chrysler Automobiles N.V.
7.88% due 12/15/16[1]	27,500	1,768,594
Shenzhou International Group Holdings Ltd.
0.50% due 06/18/19[1]	10,000,000 HKD	1,561,125
Sonae Investments B.V.
1.63% due 06/11/19[1]	1,400,000 EUR	1,501,387
Standard Pacific Corp.
1.25% due 08/01/32[1]	1,423,000	1,497,707
CalAtlantic Group, Inc.
0.25% due 06/01/19	1,625,000	1,433,047
Toray Industries, Inc.
0.00% due 08/30/19[5]	130,000,000 JPY	1,318,094
HIS Co. Ltd.
0.00% due 08/30/19[5]	100,000,000 JPY	887,953
NHK Spring Co. Ltd.
0.00% due 09/20/19[1,5]	800,000	844,000
Total Consumer, Cyclical		25,703,752
Communications - 11.1%
Priceline Group, Inc.
0.35% due 06/15/20[1]	3,712,000	4,113,360
Telecom Italia Finance S.A.
6.13% due 11/15/16[1]	2,400,000 EUR	3,351,324
Ctrip.com International Ltd.
1.25% due 10/15/18[1]	1,368,000	1,733,940
1.00% due 07/01/20[1,4]	1,375,000	1,463,515
Liberty Media Corp.
1.38% due 10/15/23[1]	1,894,000	1,796,933
Twitter, Inc.
1.00% due 09/15/21[1]	2,118,000	1,727,494
Yahoo!, Inc.
0.00% due 12/01/18[1,5]	1,690,000	1,638,244
American Movil BV
5.50% due 09/17/18[1]	1,200,000 EUR	1,350,917
Telefonica S.A.
6.00% due 07/24/17	900,000 EUR	1,092,946
LinkedIn Corp.
0.50% due 11/01/19[1]	1,013,000	1,031,361
FireEye, Inc.
1.00% due 06/01/35[4]	1,227,000	1,012,275
Ciena Corp.
4.00% due 12/15/20[1]	736,000	887,340

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 89.5% (continued)
Communications - 11.1% (continued)
Qihoo 360 Technology Company Ltd.
0.50% due 08/15/20[1]	777,000	$753,690
Total Communications		21,953,339
Industrial - 10.1%
Deutsche Post AG
0.60% due 12/06/19[1]	2,100,000 EUR	2,762,270
Safran S.A.
0.00% due 12/31/20[5]	1,754,700 EUR	1,784,752
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/19[1]	1,500,000	1,653,180
Ebara Corp.
0.00% due 03/19/18[1,5]	167,000,000 JPY	1,641,515
Larsen & Toubro Ltd.
0.68% due 10/22/19[1]	1,646,000	1,539,010
MISUMI Group, Inc.
0.00% due 10/22/18[1,5]	1,300,000	1,452,750
OSG Corp.
0.00% due 04/04/22[5]	140,000,000 JPY	1,432,784
Japan Airport Terminal Co. Ltd
0.00% due 03/04/22[5]	150,000,000 JPY	1,313,344
Zhen Ding Technology Holding Ltd.
0.00% due 06/26/19[1,5]	1,300,000	1,287,000
Implenia AG
0.50% due 06/30/22[1]	1,020,000 CHF	993,471
BW Group Ltd.
1.75% due 09/10/19	1,000,000	898,000
Kawasaki Kisen Kaisha Ltd.
0.00% due 09/26/18[5]	100,000,000 JPY	824,970
Vishay Intertechnology, Inc.
2.25% due 11/15/40[1]	879,000	815,822
China Railway Construction Corporation Ltd.
0.00% due 01/29/21[5]	750,000	772,500
Cemex SAB de CV
3.72% due 03/15/20	933,000	663,013
Total Industrial		19,834,381
Utilities - 1.8%
CenterPoint Energy, Inc.
3.94% due 09/15/29[1,6]	41,140	2,450,401
ENN Energy Holdings Ltd.
0.00% due 02/26/18[5]	1,000,000	1,037,500
Total Utilities		3,487,901
Energy - 0.5%
RAG-Stiftung
0.00% due 02/18/21[5]	800,000 EUR	948,308
Basic Materials - 0.3%
B2Gold Corp.
3.25% due 10/01/18[1]	825,000	673,406
Total Convertible Bonds
(Cost $189,046,344)		176,501,236

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 51.4%
Consumer, Non-cyclical - 10.1%
Tenet Healthcare Corp.
6.00% due 10/01/20[1]	1,750,000	$1,859,376
4.50% due 04/01/21[1]	1,080,000	1,063,800
Prospect Medical Holdings, Inc.
8.38% due 05/01/19[1,4]	2,264,000	2,334,410
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/25[1,4]	2,252,000	2,029,615
HealthSouth Corp.
5.75% due 09/15/25[1,4]	1,628,000	1,586,974
HCA, Inc.
5.00% due 03/15/24[1]	1,400,000	1,421,000
CHS/Community Health Systems, Inc.
6.88% due 02/01/22	1,394,000	1,268,540
Concordia Healthcare Corp.
9.50% due 10/21/22[4]	1,085,000	1,066,013
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,4]	1,000,000	1,045,000
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	1,079,000	1,016,958
United Rentals North America, Inc.
5.50% due 07/15/25[1]	1,085,000	972,431
Spectrum Brands, Inc.
5.75% due 07/15/25[1,4]	930,000	957,900
Sotheby's
5.25% due 10/01/22[1,4]	1,033,000	934,865
Molina Healthcare, Inc.
5.38% due 11/15/22[1,4]	620,000	620,000
Cenveo Corp.
8.50% due 09/15/22[4]	1,240,000	601,400
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.00% due 02/01/25[1,4]	600,000	595,572
Ahern Rentals, Inc.
7.38% due 05/15/23[1,4]	806,000	592,410
Total Consumer, Non-cyclical		19,966,264
Financial - 8.4%
Credit Agricole S.A.
7.88%[1,2,4,9]	4,325,000	4,221,623
Synovus Financial Corp.
7.88% due 02/15/19[1]	2,102,000	2,304,317
Corrections Corporation of America
4.63% due 05/01/23[1]	1,297,000	1,284,030
5.00% due 10/15/22[1]	330,000	336,188
E*TRADE Financial Corp.
4.63% due 09/15/23[1]	1,344,000	1,327,200
Ally Financial, Inc.
3.25% due 11/05/18[1]	724,000	711,330
5.13% due 09/30/24[1]	510,000	518,925
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19[1]	930,000	968,363
Credit Acceptance Corp.
7.38% due 03/15/23[1,4]	990,000	960,300

	Face
	Amount~	Value
CORPORATE BONDS†† - 51.4% (continued)
Financial - 8.4% (continued)
International Lease Finance Corp.
8.75% due 03/15/17[1]	836,000	$880,810
CIT Group, Inc.
5.00% due 05/15/17[1]	836,000	855,855
Navient Corp.
6.00% due 01/25/17[1]	836,000	848,540
Equinix, Inc.
5.75% due 01/01/25[1]	730,000	753,725
DuPont Fabros Technology, LP
5.63% due 06/15/23[1]	660,000	664,950
Total Financial		16,636,156
Energy - 7.6%
Cimarex Energy Co.
4.38% due 06/01/24[1]	1,360,000	1,192,568
PBF Holding Company LLC / PBF Finance Corp.
7.00% due 11/15/23[1,4]	1,212,000	1,110,495
Continental Resources, Inc.
5.00% due 09/15/22[1]	1,550,000	1,090,813
Sabine Pass Liquefaction LLC
6.25% due 03/15/22[1]	1,085,000	1,004,981
CONSOL Energy, Inc.
8.00% due 04/01/23[1]	1,472,000	993,600
Western Refining, Inc.
6.25% due 04/01/21[1]	1,071,000	979,965
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22[1]	1,085,000	951,713
Diamondback Energy, Inc.
7.63% due 10/01/21	909,000	909,000
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.00% due 05/15/23[1]	1,157,000	885,105
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.13% due 10/15/21[1]	930,000	846,300
SESI LLC
6.38% due 05/01/19[1]	1,007,000	732,592
Marathon Oil Corp.
3.85% due 06/01/25[1]	1,008,000	723,062
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/23[1]	726,000	664,290
Kerr-McGee Corp.
6.95% due 07/01/24[1]	620,000	616,281
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
6.50% due 04/15/21[1]	825,000	598,125
Murphy Oil Corp.
3.70% due 12/01/22[1]	975,000	564,109
Concho Resources, Inc.
5.50% due 04/01/23	606,000	552,666
Weatherford International Ltd.
5.13% due 09/15/20[1]	465,000	333,638

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 51.4% (continued)
Energy - 7.6% (continued)
Hess Corp.
3.50% due 07/15/24[1]	330,000	$271,461
Total Energy		15,020,764
Industrial - 7.4%
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,4]	2,225,000	1,777,218
Masco Corp.
4.45% due 04/01/25[1]	1,550,000	1,553,875
MasTec, Inc.
4.88% due 03/15/23[1]	1,620,000	1,364,850
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.13% due 04/15/19[1]	1,283,000	1,308,660
TransDigm, Inc.
6.50% due 07/15/24	1,318,000	1,294,935
Eletson Holdings, Inc.
9.63% due 01/15/22[1,4]	1,340,000	1,145,699
Cleaver-Brooks, Inc.
8.75% due 12/15/19[1,4]	1,162,000	1,098,090
Boise Cascade Co.
6.38% due 11/01/20[1]	1,070,000	1,091,400
Energizer Holdings, Inc.
5.50% due 06/15/25[1,4]	1,155,000	1,077,038
KLX, Inc.
5.88% due 12/01/22[1,4]	1,075,000	1,010,393
Waterjet Holdings, Inc.
7.63% due 02/01/20[1,4]	910,000	905,450
Dispensing Dynamics International
12.50% due 01/01/18[4]	575,000	540,500
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc
7.38% due 01/15/22[1,4]	1,230,000	447,413
Total Industrial		14,615,521
Communications - 5.9%
Frontier Communications Corp.
11.00% due 09/15/25[1,4]	1,860,000	1,799,549
CenturyLink, Inc.
6.75% due 12/01/23[1]	1,860,000	1,767,000
Sprint Communications, Inc.
7.00% due 03/01/20[1,4]	1,800,000	1,737,000
EarthLink Holdings Corp.
7.38% due 06/01/20[1]	1,217,000	1,229,170
West Corp.
5.38% due 07/15/22[1,4]	1,395,000	1,180,519
Neptune Finco Corp.
10.88% due 10/15/25[1,4]	970,000	1,028,200
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20[1]	567,000	490,455
7.50% due 04/01/21[1]	325,000	279,500
ViaSat, Inc.
6.88% due 06/15/20[1]	662,000	697,583

	Face
	Amount~	Value
CORPORATE BONDS†† - 51.4% (continued)
Communications - 5.9% (continued)
Radio One, Inc.
7.38% due 04/15/22[1,4]	680,000	$611,150
GCI, Inc.
6.88% due 04/15/25[1]	372,000	366,420
Telesat Canada / Telesat LLC
6.00% due 05/15/17[1,4]	350,000	353,500
Total Communications		11,540,046
Basic Materials - 5.6%
Celanese US Holdings LLC
5.88% due 06/15/21[1]	1,516,000	1,614,539
4.63% due 11/15/22[1]	1,085,000	1,055,163
Blue Cube Spinco, Inc.
10.00% due 10/15/25[1,4]	1,085,000	1,177,225
Steel Dynamics, Inc.
5.50% due 10/01/24	1,060,000	959,299
St. Barbara Ltd.
8.88% due 04/15/18[4]	930,000	906,750
Sappi Papier Holding GmbH
6.63% due 04/15/21[1,4]	800,000	816,000
Commercial Metals Co.
4.88% due 05/15/23[1]	910,000	760,988
Compass Minerals International, Inc.
4.88% due 07/15/24[1,4]	775,000	713,000
Novasep Holding SAS
8.00% due 12/15/16[4]	575,000	562,063
Tronox Finance LLC
7.50% due 03/15/22[4]	852,000	515,460
First Quantum Minerals Ltd.
7.00% due 02/15/21[4]	1,009,000	461,618
A Schulman, Inc.
6.88% due 06/01/23[1,4]	490,000	443,450
TPC Group, Inc.
8.75% due 12/15/20[1,4]	620,000	415,400
Hexion, Inc.
8.88% due 02/01/18	495,000	339,075
FMG Resources August 2006 Pty Ltd.
9.75% due 03/01/22[1,4]	260,000	226,850
Total Basic Materials		10,966,880
Consumer, Cyclical - 4.5%
Dana Holding Corp.
5.50% due 12/15/24[1]	1,039,000	938,347
5.38% due 09/15/21[1]	595,000	576,406
MGM Resorts International
6.00% due 03/15/23[1]	660,000	659,587
7.75% due 03/15/22[1]	518,000	551,023
L Brands, Inc.
5.63% due 02/15/22[1]	930,000	1,000,680
Scientific Games International, Inc.
10.00% due 12/01/22	1,240,000	868,000
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/22[1]	825,000	581,625
7.00% due 06/15/23[1]	310,000	224,750

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 51.4% (continued)
Consumer, Cyclical - 4.5% (continued)
Brookfield Residential Properties, Inc.
6.38% due 05/15/25[1,4]	930,000	$788,175
Regal Entertainment Group
5.75% due 02/01/25[1]	786,000	761,438
First Cash Financial Services, Inc.
6.75% due 04/01/21[1]	688,000	669,080
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	660,000	661,650
Travelex Financing plc
8.00% due 08/01/18[1,4]	375,000 GBP	548,454
Total Consumer, Cyclical		8,829,215
Technology - 1.4%
Qorvo, Inc.
7.00% due 12/01/25[1,4]	2,080,000	2,069,600
First Data Corp.
5.38% due 08/15/23[1,4]	660,000	674,850
Total Technology		2,744,450
Diversified - 0.5%
Horizon Pharma Financing, Inc.
6.63% due 05/01/23[1,4]	1,162,000	1,051,610
Total Corporate Bonds
(Cost $108,530,497)		101,370,906

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,9 - 1.1%
Consumer, Non-cyclical - 0.6%
Sprint Industrial Holdings LLC
11.25% due 11/14/19	$1,000,000	$765,001
Caraustar Industries, Inc.
8.00% due 05/01/19	526,460	517,466
Total Consumer, Non-cyclical		1,282,467
Basic Materials - 0.5%
Fortescue Resources August 2006 Pty Ltd.
4.25% due 06/30/19	975,013	681,290
Vertellus Specialties, Inc.
10.50% due 10/31/19	309,750	221,084
Total Basic Materials		902,374
Total Senior Floating Rate Interests
(Cost $2,600,819)		2,184,841
Total Investments - 184.8%
(Cost $389,340,291)		$364,350,861
Other Assets & Liabilities, net - (84.8)%		(167,189,924)
Total Net Assets - 100.0%		$197,160,937

*	Non-income producing security.
~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
†	Value determined based on Level 1 inputs —See Note 1.
††	Value determined based on Level 2 inputs —See Note 1.
1
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of January 31, 2016, the total value of the positions segregated was $239,028,507.

2	Perpetual maturity.
3	Rate indicated is the 7-day yield as of January 31, 2016.
4
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $61,556,883 (cost $67,593,762), or 31.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Zero coupon rate security.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7	Security becomes an accreting bond after March 1, 2018, with a 2.00% principal accretion rate.
8	Security is an accreting bond until December 15, 2017, with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.
9	Variable rate security. Rate indicated is rate effective at January 31, 2016.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

Other Information (unaudited)

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of January 31, 2016 (see Note 1 in the Notes to Schedule of Investments):

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Convertible Bonds	$–	$176,501,236	$–	$176,501,236
Corporate Bonds	–	101,370,906	–	101,370,906
Common Stocks	29,984,916	–	–	29,984,916
Convertible Preferred Stocks	33,853,862	–	–	33,853,862
Short Term Investments	20,455,100	–	–	20,455,100
Senior Floating Rate Interests	–	2,184,841	–	2,184,841
Forward Foreign Currency Exchange Contracts	–	1,606,520	–	1,606,520
Total	$84,293,878	$281,663,503	$–	$365,957,381

Liabilities:
Forward Foreign Currency Exchange Contracts	$–	$200,041	$–	$200,041
Total	$–	$200,041	$–	$200,041

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund did not hold any Level 3 securities during the period ended January 31, 2016.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2016, there were no transfers between valuation levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

For information on the Advent Claymore Convertible Securities and Income Fund II’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Note 1 – Accounting Policies:
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Fund.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward foreign currency exchange contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. The Fund values money market funds at net asset value.  Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in  accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of January 31, 2016.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves).

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value).

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward foreign currency exchange contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs.  Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

Note 2 – Federal Income Taxes:
As of January 31, 2016, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes excluding forward foreign currency exchange contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$ 390,445,555	$ 4,066,689	$ (30,161,383)	$ (26,094,694)	$ 1,406,817

Note 3 – Forward Foreign Currency Exchange Contracts:
As of January 31, 2016, the following forward foreign currency exchange contracts were outstanding:

Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value as of 1/31/2016	Net Unrealized Appreciation (Depreciation)
CAD	330,000
for USD	240,612	The Bank of New York Mellon	3/16/2016	$ 240,612	$ 234,500	$ 6,112
CAD	7,142,000
for USD	5,207,437	The Bank of New York Mellon	3/16/2016	5,207,437	5,075,146	132,291
CHF	2,345,000
for USD	2,396,942	The Bank of New York Mellon	3/16/2016	2,396,942	2,292,884	104,058
CHF	1,080,000
for USD	1,103,922	The Bank of New York Mellon	3/16/2016	1,103,922	1,055,998	47,924
EUR	34,850,000
for USD	38,421,777	The Bank of New York Mellon	3/16/2016	38,421,777	37,753,538	668,239
EUR	532,000
for USD	582,887	The Bank of New York Mellon	3/16/2016	582,887	576,324	6,563
EUR	725,000
for USD	785,102	The Bank of New York Mellon	3/16/2016	785,102	785,403	(301)
EUR	139,000
for USD	150,975	The Bank of New York Mellon	3/16/2016	150,975	150,581	394
EUR	1,000,000
for USD	1,078,140	The Bank of New York Mellon	3/16/2016	1,078,140	1,083,315	(5,175)
EUR	350,000
for USD	378,994	The Bank of New York Mellon	3/16/2016	378,994	379,160	(166)
EUR	960,000
for USD	1,040,246	The Bank of New York Mellon	3/16/2016	1,040,246	1,039,983	263
EUR	34,000
for USD	37,230	The Bank of New York Mellon	2/1/2016	37,230	36,790	440
EUR	100,000
for USD	108,468	The Bank of New York Mellon	3/16/2016	108,468	108,332	136
EUR	18,071,000
for USD	19,923,097	The Bank of New York Mellon	3/16/2016	19,923,097	19,576,591	346,506
GBP	392,000
for USD	593,241	The Bank of New York Mellon	3/16/2016	593,241	556,097	37,144
GBP	1,175,000
for USD	1,778,210	The Bank of New York Mellon	3/16/2016	1,778,210	1,666,874	111,336
GBP	772,000
for USD	1,168,321	The Bank of New York Mellon	3/16/2016	1,168,321	1,095,171	73,150
JPY	1,665,496,000
for USD	13,827,051	The Bank of New York Mellon	3/16/2016	13,827,051	13,771,925	55,126
JPY	426,600,000
for USD	3,541,660	The Bank of New York Mellon	3/16/2016	3,541,660	3,527,539	14,121
						1,598,161

Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value as of 1/31/2016	Net Unrealized Appreciation (Depreciation)
CAD	175,000
for USD	125,789	The Bank of New York Mellon	3/16/2016	$ 125,789	$ 124,356	$ (1,433)
EUR	340,000
for USD	375,071	The Bank of New York Mellon	3/16/2016	375,071	368,327	(6,744)
EUR	1,052,000
for USD	1,163,291	The Bank of New York Mellon	3/16/2016	1,163,291	1,139,648	(23,643)
EUR	485,000
for USD	530,779	The Bank of New York Mellon	3/16/2016	530,779	525,408	(5,371)
EUR	542,000
for USD	590,390	The Bank of New York Mellon	3/16/2016	590,390	587,157	(3,233)
EUR	1,200,000
for USD	1,307,940	The Bank of New York Mellon	3/16/2016	1,307,940	1,299,978	(7,962)
EUR	680,000
for USD	738,188	The Bank of New York Mellon	3/16/2016	738,188	736,654	(1,534)
EUR	227,928
for USD	246,960	The Bank of New York Mellon	2/2/2016	246,960	246,629	(331)
EUR	900,000
for USD	992,835	The Bank of New York Mellon	3/16/2016	992,835	974,984	(17,851)
EUR	520,000
for USD	575,011	The Bank of New York Mellon	3/16/2016	575,011	563,324	(11,687)
EUR	80,000
for USD	87,652	The Bank of New York Mellon	3/16/2016	87,652	86,665	(987)
EUR	525,000
for USD	566,023	The Bank of New York Mellon	3/16/2016	566,023	568,740	2,717
EUR	1,660,000
for USD	1,808,205	The Bank of New York Mellon	3/16/2016	1,808,205	1,798,303	(9,902)
EUR	1,680,000
for USD	1,834,022	The Bank of New York Mellon	3/16/2016	1,834,022	1,819,970	(14,052)
EUR	1,500,000
for USD	1,631,280	The Bank of New York Mellon	3/16/2016	1,631,280	1,624,973	(6,307)
EUR	310,000
for USD	339,169	The Bank of New York Mellon	3/16/2016	339,169	335,828	(3,341)
EUR	500,000
for USD	542,683	The Bank of New York Mellon	3/16/2016	542,683	541,658	(1,025)
JPY	76,000,000
for USD	645,896	The Bank of New York Mellon	3/16/2016	645,896	628,441	(17,455)
JPY	42,000,000
for USD	357,172	The Bank of New York Mellon	3/16/2016	357,172	347,296	(9,876)
JPY	90,000,000
for USD	767,225	The Bank of New York Mellon	3/16/2016	767,225	744,207	(23,018)
JPY	60,000,000
for USD	507,382	The Bank of New York Mellon	3/16/2016	507,382	496,138	(11,244)
JPY	65,000,000
for USD	548,792	The Bank of New York Mellon	3/16/2016	548,792	537,483	(11,309)
JPY	26,000,000
for USD	221,087	The Bank of New York Mellon	3/16/2016	221,087	214,993	(6,094)
						(191,682)

		Total unrealized appreciation on forward foreign currency exchange contracts				$ 1,406,479

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund II

By:	/s/ Tracy V. Maitland Tracy V. Maitland President and Chief Executive Officer

Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland Tracy V. Maitland President and Chief Executive Officer

Date: March 29, 2016

By:	/s/ Robert White Robert White Treasurer and Chief Financial Officer

Date: March 29, 2016